UNAUDITED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Other comprehensive income (expenses), tax	¥ 0	¥ 0